UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

DUNCAN FUNDING 2016-1 PLC

Central Index Key Number of issuing entity: 0001674027

Leah Lopez, (646) 344-6637

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to the third-party due diligence report obtained by the issuer and attached to this report as Exhibit 99.1 are set forth in such Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 13, 2016	TSB BANK PLC
(depositor)

	By:	/s/ Steve Vance
	Name:	Steve Vance
	Title:	Head of Secured Funding
(senior officer in charge of securitization)

EXHIBIT INDEX

Exhibit Number

99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures, dated May 5, 2016 of PricewaterhouseCoopers LLP.